FINANCIAL ASSETS AND FINANCIAL LIABILITIES - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financial Instruments [Line Items]
Dividends received	$ 97	$ 97	$ 106
Maximum borrowing capacity	263,981	254,851
Interest-bearing loans and borrowings, current portion	$ 53,737	$ 45,576
Liquidity discount	30.00%	30.00%
Line of credit
Disclosure Of Financial Instruments [Line Items]
Unused portion of the credit lines	$ 187,752	$ 162,074
Letters of credit
Disclosure Of Financial Instruments [Line Items]
Unused portion of the credit lines	83,926	84,586
Open letters of credit
Disclosure Of Financial Instruments [Line Items]
Unused portion of the credit lines	38,179	38,256
Foreign currency forward contracts
Disclosure Of Financial Instruments [Line Items]
Outstanding forward contracts, notional amount	$ 13,400	$ 10,500